General (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
General [Line Items]
Operating segments	2
Cash and cash equivalents	$ 21,626	$ 3,813	$ 10,872	$ 3,290
Cash provided by operating activities	$ 6,284	$ (141)